Note 18 - Non-controlling Interest - Summarized Financial Information (Details) - CAD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Aug. 01, 2017	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Gross margin		$ 640,927	$ 695,971
Selling and marketing expenses		233,040	226,308
Profit (loss) from operations		117,690	216,593
Cash flows provided by (used in) operating activities		62,022	150,451
Cash flows used in financing activities		(50,917)	(160,774)
SW Direkt [member]
Statement Line Items [Line Items]
Gross margin		82	5
Selling and marketing expenses		2,148	235
Profit (loss) from operations		(2,106)	(349)
Cash flows provided by (used in) operating activities		(2,106)	(349)
Cash flows used in financing activities
SW Pro [member]
Statement Line Items [Line Items]
Gross margin		78	(43)
Selling and marketing expenses		477	100
Profit (loss) from operations		(399)	(143)
Cash flows provided by (used in) operating activities		(399)	(143)
Cash flows used in financing activities
Just Ventures [member]
Statement Line Items [Line Items]
Gross margin	$ 38,501		82,357
Selling and marketing expenses	13,829		34,264
Profit (loss) from operations	24,672		48,093
Cash flows provided by (used in) operating activities	24,672		48,093
Cash flows used in financing activities	$ (24,672)		$ (48,093)